Stock Options (Details)					12 Months Ended
	Apr. 16, 2022 $ / shares shares	Oct. 15, 2021 $ / shares shares	Nov. 21, 2020 shares	Oct. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Stock Options [Line Items]
Issued an aggregate shares of common stock				545,182
Conversion price per share (in Dollars per share) | $ / shares				$ 2
Converted salaries and consulting fees (in Dollars) | $				$ 1,090,361	$ 1,895,556
Stock options to purchase shares			545,182
Options vested grant date exercisable	10 years	10 years	10 years
Number of directors	5	11
Number of employees		3
Granted options to purchase					0	761,920
Recognized stock-based compensation expense (in Dollars) | $					$ 0	$ 1,241,930
2016 Equity Incentive Plan [Member]
Stock Options [Line Items]
Stock options to purchase shares	761,920	1,280,002
Exercise price per share (in Dollars per share) | $ / shares	$ 3	$ 3
Granted options to purchase						3,860,211
Weighted average grant date fair value of options granted (in Dollars per share) | $ / shares					$ 2.79	$ 2.79